Offerings	Mar. 27, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices under the base prospectus, with a proposed maximum aggregate offering price for all securities registered under the base prospectus not to exceed $6,993,570,615.16, including the $4,993,570,615.16 registered under the ATM prospectus, as described below in Footnote (3). Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered hereunder also include such indeterminate number of shares of Common Stock and preferred stock as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the antidilution provisions of any of the securities registered hereunder. Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Maximum Aggregate Offering Price	$ 5,000,000,000.00
Amount of Registration Fee	$ 765,500.00
Offering Note	(2) Represents shares of Common Stock that may be issued and sold from time to time pursuant to the Sales Agreement, dated August 26, 2025, with TD Securities (USA) LLC, Cantor Fitzgerald & Co., B. Riley Securities, Inc., The Benchmark Company, LLC, Canaccord Genuity LLC, Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC, Craig-Hallum Capital Group LLC, Needham & Company, LLC and Yorkville Securities, LLC. (3) On August 26, 2025, the registrant initially filed this registration statement on Form S-3 (File No. 333-289868) registering, among other securities, the issuance of up to $5,000,000,000 of Common Stock of the registrant in an at-the-market equity offering of the registrant's common stock, or the ATM common stock. The registration fee associated with the ATM common stock was $765,500.00. As of the date of Post-Effective Amendment No. 1 to this registration statement, the Company has sold $6,429,384.84 of Common Stock under the ATM Program, which equates to an associated registration fee of $984.34 based on the total registration fee paid in connection with the filing of the registration statement. Accordingly, as of the date of this Post-Effective Amendment No. 1, the remaining amount available for issuance under the ATM Program is $4,993,570,615.16 ($5,000,000,000 less $6,429,384.84 of Common Stock previously sold thereunder), which is the amount registered for offer and sale under the ATM Prospectus. The unused registration fee paid in connection with the registration statement and the ATM common stock is $764,515.66. The remaining unused fees from the registration statement, $764,515.66, will be applied to the registrant's total registration fee.
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	9.17
Maximum Aggregate Offering Price	$ 27,510,000.00
Amount of Registration Fee	$ 4,211.78
Offering Note	Represents 3,000,000 shares of Common Stock that were issued as fee shares to YA II PN, Ltd. in connection with the Convertible Debenture and were previously registered for resale under a selling stockholder prospectus included in the original Registration Statement filed on August 26, 2025. The registration fee of $4,211.78 was previously paid in connection with the original filing at the then-applicable fee rate. As disclosed in this Post-Effective Amendment No. 1, the Company repaid the Convertible Debenture in full on September 30, 2025, and all such securities have been fully redeemed. Accordingly, the selling stockholder prospectus has been removed from this registration statement, and these shares are no longer registered for resale hereunder. The previously paid registration fee of $4,211.78 is reflected in the total fees previously paid.